Schedule of right of use assets (Details) - Alps Global Holding Berhad [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use assets, carrying amount	$ 480,123	$ 467,515
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at cost	1,170,590	1,229,314
Exchange difference	(82,533)	(58,724)
Additions	447,201
Derecognition arising from lease termination	(138,528)
Right of use assets at cost	1,396,730	1,170,590
Right of use assets accumulated amortization	703,075	392,269
Charge for the financial year	403,019	326,992
Exchange difference	(50,959)	(16,186)
Derecognition arising from lease termination	(138,528)
Right of use assets accumulated amortization	916,607	703,075
Right of use assets, carrying amount	$ 480,123	$ 467,515